Investments in cost method investees	12 Months Ended
Dec. 31, 2015
Investments in cost method investees [Abstract]
Investments in cost method investees

8. Investments in cost method investees

As of December 31, 2014 and 2015, investments in cost method investees accounted for under the cost method were RMB5,625 and RMB13,307, respectively. As of December 31, 2015, the Group had equity investments in three private companies that operate in the online tool development business and provide online payment solution and digital marketing solution. The Group held 12.12%, 5% and 4.35% of equity interest in them, respectively.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. No impairment was recorded for the years ended December 31, 2013, 2014 and 2015.